Legal Status, Management and Business Activity	12 Months Ended
Dec. 31, 2024
Legal Status, Management and Business Activity [Abstract]
Legal Status, Management and Business Activity
1	Legal Status, Management and Business Activity

The consolidated financial statements comprise of the financial statements of Brooge Energy Limited (“Company”) and its subsidiaries on a line-by-line basis. The Company and its subsidiaries are collectively referred to as the “Group”.

The details of the Group are as follows:

a. Brooge Energy Limited (“Company”)

The Company, is a Company with limited liability registered as an exempted company in the Cayman Islands.

The registered office of the Company is at P.O Box 32322, Grand Cayman, KY1-1209, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

The Company changed its name from Brooge Holdings Limited to Brooge Energy Limited on April 7, 2020.

The subsidiaries of the Company are as follows:

i. Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”)

BPGIC FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 13-FZE-1117.

BPGIC FZE is a 100% subsidiary of the Company.

ii. Brooge Petroleum and Gas Investment Company Phase III FZE (“BPGIC Phase III FZE”)

BPGIC Phase III FZE is a Free Zone Establishment formed and registered in the Fujairah Free Zone Authority under registration number 20-FZE-1972.

BPGIC Phase III FZE is a 100% subsidiary of the Company.

BPGIC Phase III FZE has a one subsidiary BPGIC Phase 3 Limited (“BPGIC Phase III Ltd”). BPGIC Phase 3 Limited is a Free Zone Company with limited liability formed in accordance with the provisions of Jebel Ali Free Zone Authority Offshore Companies Regulations 2018. The registration number of BPGIC Phase 3 Limited is 226933.

iii. BPGIC International

BPGIC International formerly known as Twelve Seas, is a company with limited liability registered as an exempted company in the Cayman Islands.

BPGIC International is a 100% subsidiary of the Company.

iv. Brooge Renewable Energy Limited

Brooge Renewable Energy Limited is a company with limited liability registered as an exempted company in the Cayman Islands and registered on July 1, 2021. The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

Brooge Renewable Energy Limited is a 100% subsidiary of the Company.

The service provided by the Group is oil storage and related services at the Port of Fujairah in the Emirate of Fujairah, UAE. The Group currently operates phase I and phase II, comprising 22 tanks with a total capacity of 1,001,388 cubic meters (“cbm”), fully operational for provision of storage and other ancillary processes of crude and clean oil. As of the reporting date, the estimated overall progress of the BPGIC Phase 3 A project is approximately 22%.

The Company was incorporated on April 12, 2019, for the sole purpose of consummating the business combination described further below.

On April 15, 2019, BPGIC FZE entered into a business combination agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On May 10, 2019, BPGIC PLC became party to the business combination agreement by execution of a joinder thereto.

The business combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” company. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on December 20, 2019, being the acquisition date. The Company’s common stock is traded on the NASDAQ Capital Market under the ticker symbols BROG. Upon the closing of business combination, Twelve Seas changed its name to “BPGIC International”. The Company’s warrants traded on the NASDAQ Capital Market under the ticker symbol BROGW expired in December 2024.

The consolidated financial statements are prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The Company’s majority shareholder is BPGIC Holdings Limited (“Shareholder”). The ultimate controlling party of the Company is a group of individuals consisting of Mr. Salman Al Ameri, His Highness Sheikh Mohammad Bin Khalifa Bin Zayed Al Nahyan, and Ms. Hind Mohammed Muktar Ahmed.

The audited consolidated financial statements were approved and authorised for issue by the Board of Directors on April 29, 2025.